Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2017
Registrant Name	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	0000356409
Amendment Flag	false
Document Creation Date	Sep. 29, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	May 31, 2017
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | R Class
Prospectus:
Trading Symbol	DWGXX
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | S Class
Prospectus:
Trading Symbol	DGEXX